Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

On October 23, 2020, the Company issued 35,109,207 common shares to investors in the Company’s capital raise through October 21, 2020. The 35,109,195 shares issued include the 16,168,465 shares issued for the capital raise through September 30, 2020 (and reported as outstanding as of September 30, 2020) and 18,940,743 shares for the capital raise after September 30, 2020. The Company raised an additional $189,408 in capital after September 30, 2020. In conjunction with this capital raise, the Company issued a total of 35,109,207 warrants, of which 16,168,465 warrants were issued effective during the nine months ended September 30, 2020 an additional 18,940,743 warrants were issued after September 30, 2020.

On December 3, 2020 the Company authorized the issuance of the following common shares:

●	56,052,837 shares to VitaNova Partners, LLC;
●	88,107,690 shares to John McKowen*;
●	4,515,410 shares to George McCaffrey, and
●	3,019,455 shares to Louise Lowe*.

*The share issuance to McKowen and Lowe are subject to claw backs up to two-thirds of the amount of issuance.

On January 25, 2021, the Company cancelled the Butte Valley Lease effective January 31, 2021.

Note 7 – Subsequent Events

On June 19, 2020, VitaNova Partners, LLC acquired 440,000 VETANOVA common shares out of a total of 626,989 representing an approximate 70.2% ownership by VitaNova Partners.

On July 1, 2020 the Company entered into a 5-year lease agreement with Two Rivers whereby the Company leased 158 irrigated acres in Huerfano County, Colorado.

During the quarter ending September 30, 2020, the Company raised $161,684.50 in additional capital through the issuance of 16,168,450 of the Company’s common shares along with 16,168,450, 2-year, warrants exercisable at $0.20 per share. Between October 1, 2020 and October 21, 2020, the Company raised $189,408.00 in additional capital through the issuance of 18,940,800 of the Company’s common shares along with 18,940,800, 2-year, warrants exercisable at $0.20 per share.

On June 19, 2020, the Company issued 8,118,854 of the Company’s common shares to key executives and board members, and 55,612,837 of the Company’s common shares to VitaNova Partners, LLC. Additionally, on June 19, 2020, the Company issued, with performance restrictions, 60,751,430 of the Company’s common shares.